Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
14.    Other Assets
The components of other assets were as follows.

December 31, ($ in millions)	2011	2010
Property and equipment at cost	$1,152	$1,315
Accumulated depreciation	(787)	(939)
Net property and equipment	365	376
Fair value of derivative contracts in receivable position	5,687	3,966
Servicer advances	2,142	2,137
Restricted cash collections for securitization trusts (a)	1,596	1,705
Collateral placed with counterparties	1,448	1,569
Restricted cash and cash equivalents	1,381	1,323
Other accounts receivable	1,110	641
Cash reserve deposits held-for-securitization trusts (b)	838	1,168
Debt issuance costs	612	704
Prepaid expenses and deposits	568	638
Goodwill	518	525
Nonmarketable equity securities	419	504
Real estate and other investments	385	280
Accrued interest and rent receivable	232	238
Interests retained in financial asset sales	231	568
Repossessed and foreclosed assets	141	211
Investment in used vehicles held-for-sale	76	386
Other assets	992	625
Total other assets	$18,741	$17,564

(a)	Represents cash collection from customer payments on securitized receivables. These funds are distributed to investors as payments on the related secured debt.

(b)	Represents credit enhancement in the form of cash reserves for various securitization transactions we have executed.
The changes in the carrying amounts of goodwill for the periods shown were as follows.

($ in millions)	International Automotive Finance operations	Insurance operations		Total
Goodwill acquired prior to December 31, 2009	$490	$909		$1,399
Accumulated impairment losses (a)	—	(649)	(b)	(649)
Sale of reporting unit	—	(107)		(107)
Transfer of assets of discontinued operations held-for-sale	(22)	(108)		(130)
Foreign-currency translation	1	12		13
Goodwill at December 31, 2009	$469	$57		$526
Transfer of assets of discontinued operations held-for-sale	(1)	(1)		(2)
Foreign-currency translation	—	1		1
Goodwill at December 31, 2010	$468	$57		$525
Transfer of assets of discontinued operations held-for-sale	—	(4)		(4)
Foreign-currency translation	—	(3)		(3)
Goodwill at December 31, 2011	$468	$50		$518

(a)
The impairment losses of our Insurance operations were reported as loss from discontinued operations, net of tax, in the Consolidated Statement of Income. All other impairment losses were reported as other operating expenses in the Consolidated Statement of Income.

(b)
During the three months ended June 30, 2009, our Insurance operations initiated an evaluation of goodwill for potential impairment, which was in addition to our annual impairment evaluation. These tests were initiated in light of a more-than-likely expectation that a reporting unit or a significant portion of a reporting unit would be sold. The fair value was determined using an offer provided by a willing purchaser. Based on the preliminary results of the assessments, our Insurance operations concluded that the carrying value of the reporting unit exceeded the fair value resulting in an impairment loss during 2009.